Income Taxes (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Examination, Likelihood of Unfavorable Settlement		greater than 50% likelihood
Operating Loss Carryforwards, Expiration Dates	expire beginning 2021 for both federal and state purposes.	expire beginning 2022 for both federal and state purposes.
Operating Loss Carryforwards (in dollars)	$ 48,100,000	$ 41,500,000	$ 32,700,000
Deferred Tax Assets, Valuation Allowance		$ 16,765,486	$ 13,228,300